Inventories - Summary of Inventories (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Classes Of Inventories [Abstract]
Raw materials	$ 7,175	$ 5,428
Work in progress		3,740
Finished goods	357	2,860
Inventories	$ 7,532	$ 12,028